UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-03897)

Exact name of registrant as specified in charter:	Putnam Mortgage Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2018

Date of reporting period:	October 1, 2017 — March 31, 2018

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Investments

Putnam Mortgage Securities Fund

Semiannual report

3 | 31 | 18

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PGSIX

Effective April 19, 2018, Putnam U.S. Government Income Trust was renamed Putnam Mortgage Securities Fund.

Putnam
Mortgage Securities
Fund

Semiannual report
3 | 31 | 18

Message from the Trustees	1
Interview with your fund’s portfolio manager	3
Your fund’s performance	8
Your fund’s expenses	10
Terms and definitions	12
Other information for shareholders	14
Financial statements	15

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. Exposure to privately issued mortgage-backed securities (MBS) and MBS issued or guaranteed by the U.S. government or its agencies or instrumentalities may make the fund’s net asset value more susceptible to economic, market, political, and other developments affecting the housing or real estate markets. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds which may be considered speculative. Risks associated with derivatives include increased investment exposure (which may be considered leverage) or, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer, industry, geography, such as a region of the United States, or sector, such as the housing or real estate markets. These and other factors may lead to periods of increased volatility and reduced liquidity in the fund’s portfolio holdings. You can lose money by investing in the fund.

Message from the Trustees

May 9, 2018

Dear Fellow Shareholder:

After an extended period of record advances and low volatility, global stock markets encountered some challenges in the early months of 2018. Stocks began the year against a backdrop of optimism, but quickly lost ground in February with a sharp downturn that pushed the U.S. market into correction territory. Stocks subsequently recovered somewhat, but markets have remained choppy.

While volatility and declines can be unsettling, seasoned investors recognize that they are natural and ultimately can restore balance in the financial markets. In this changing environment, Putnam’s experienced investment professionals continue to monitor risks and seek opportunities. They take a research-intensive approach to investing that includes risk management strategies designed to serve investors in all types of markets.

As always, we believe investors should maintain a well-diversified portfolio, think about long-term goals, and speak regularly with their financial advisors. In the following pages, you will find an overview of your fund’s performance for the reporting period as well as an outlook for the coming months.

Thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See below and pages 8–9 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

As of April 19, 2018, the Bloomberg Barclays U.S. MBS Index, an unmanaged index of agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae, Fannie Mae, and Freddie Mac, replaced the Bloomberg Barclays GNMA Index as the primary benchmark for this fund. In Putnam Investment Management, LLC’s opinion, the securities tracked by the Bloomberg Barclays U.S. MBS Index more accurately reflects the types of securities that generally will be held by the fund.

* The Bloomberg Barclays GNMA-Bloomberg Barclays U.S. MBS Linked Benchmark represents performance of the Bloomberg Barclays GNMA Index from inception date of the fund, February 8, 1984, through April 18, 2018, and performance of the Bloomberg Barclays U.S. MBS Index from April 19, 2018, and thereafter (periods not shown in this chart).

† Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 3/31/18. See above and pages 8–9 for additional fund performance information. Index descriptions can be found on page 13.

2 Mortgage Securities Fund

Michael V. Salm
Portfolio Manager

Mike is a Co-Head of Fixed Income. He has a B.A. from Cornell University. Mike joined Putnam in 1997 and has been in the investment industry since 1989.

Mike, what was the fund’s investment environment like during the reporting period?

Improving economic growth and the continuation of a positive trend for corporate profits bolstered investor sentiment during the first four months of the period. U.S. gross domestic product registered two consecutive quarters of 3% or better annualized growth in the second and third quarters of 2017, then rose at a 2.9% annual rate in the fourth quarter. A closely watched measure of corporate profits — after-tax profits, without inventory valuation and capital consumption adjustments — increased 9.8% in the third quarter of 2017 compared with a year earlier. In the fourth quarter, this measure declined by 6% from a year earlier. However, we think this weak reading was due to one-time effects related to U.S. tax reform that was passed in December. The Commerce Department said several provisions took effect in the fourth quarter, such as changes to the expensing of bonus depreciation and a one-time repatriation tax on foreign earnings.

The environment changed considerably in late January due to interest-rate jitters, collapsing

Mortgage Securities Fund 3

Sector weightings

Allocations are shown as a percentage of the fund’s net assets as of 3/31/18. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value (non-cash investments) of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced (TBA) commitments, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of the fund’s net assets as of 3/31/18. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

4 Mortgage Securities Fund

strategies predicated on market volatility remaining low, and uncertainty about inflation expectations and a corresponding response from the Federal Reserve. Credit-sensitive bonds and other risk-driven assets faced further pressure in February when the Trump administration announced that it would impose tariffs on imports of steel and aluminum, sparking widespread fear of a trade war. Overall, the final two months of the period were volatile, with investor risk aversion returning after being largely absent from the market for the past two years.

During the first quarter of 2018, the yield on the benchmark 10-year U.S. Treasury posted its largest quarterly increase since December 2016, boosted by surging expectations for growth and inflation in the wake of a $1.5 trillion tax cut that was passed at the end of last year. Data showed wages and consumer prices rose in January, encouraging more investors to sell government bonds and driving the yield on the 10-year Treasury more than half a percentage point higher in less than two months. The rise in yields stalled in March, however, as strong January wage data were revised lower in the February labor report. Weaker-than-forecast inflation data suggested the tax cuts were unlikely to spur growth that matched the move in market expectations. Also, rising bond yields attracted buyers. After reaching 2.94% on February 21, the 10-year yield finished the period at 2.74%.

The fund posted a negative return but still outpaced its linked benchmark and Lipper peer group average for the six-month period. Which strategies and holdings fueled its favorable relative performance?

Strategies targeting prepayment risk were the biggest contributor versus the benchmark. Our holdings of reverse-mortgage interest-only [IO] securities continued to benefit from regulatory changes announced by the Department of Housing and Urban Development in August. Investors believe the regulations will reduce the incentives for existing reverse-mortgage borrowers to refinance. The regulations are also expected to bolster the secondary market for these securities.

Our positions in agency interest-only collateralized mortgage obligations [IO CMOs] provided a further boost to relative performance. These securities benefited from investors’ willingness to take risk to gain access to higher yields — until the market environment shifted in late January. Our IO CMO investments were also helped by higher longer-term Treasury yields. Refinancing activity was subdued during the period, due to rising mortgage rates and a continuing trend of fairly restrictive bank underwriting standards. As a result, prepayment speeds on the mortgages underlying our positions stayed below market expectations.

Our interest-rate and yield-curve positioning also notably contributed. The fund’s duration — a key measure of interest-rate sensitivity — was shorter than that of the benchmark, which worked well during a period when bond yields rose.

What detracted versus the benchmark?

Adverse results from our “mortgage basis” positioning — which is a strategy that seeks to exploit the yield differential between current-coupon, 30-year agency pass-throughs and 30-year Treasuries — partially detracted from the overall positive performance of our prepayment strategies.

How did you use derivatives during the period?

We used interest-rate swaps and options to hedge the risks inherent in the fund’s duration and yield-curve positioning, to isolate the prepayment risk associated with our CMO holdings, and to help manage overall downside risk. We also employed futures to help manage the fund’s yield-curve strategies. Lastly, we used

Mortgage Securities Fund 5

total return swaps to hedge the fund’s sector exposures and to gain access to specific areas of the market.

In April, the fund was renamed to reflect its broader investment policy. Would you tell us more about those developments?

Prior to April 19, the fund was known as Putnam U.S. Government Income Trust. The fund’s investment policy prior to that time was to invest [under normal circumstances] at least 80% of net assets in U.S. government securities. This policy has been changed to allow the fund to invest at least 80% of net assets in mortgages, mortgage-related fixed-income securities, and related derivatives. In pursuing this policy, the fund will employ a broad opportunity set of securitized mortgage products, including: government-agency mortgage-backed securities [MBS], non-agency residential MBS, agency interest-only securities, and commercial mortgage-backed securities. Combining the risks related to mortgage-credit and prepayment-related securities will allow our portfolio management team to seek to outpace the benchmark while broadening the fund’s diversification.

Speaking of the benchmark, the fund’s benchmark has changed from the Bloomberg Barclays GNMA Index to the Bloomberg Barclays U.S. MBS Index, which we believe is more reflective of the fund’s new investment policy.

As part of this repositioning, Putnam American Government Income Fund was merged into Putnam Mortgage Securities Fund.

Looking ahead, what areas of the market do you find to be most attractive?

We think solid U.S. economic growth, rising corporate profits, and a strong housing market continue to provide a supportive backdrop for mortgage credit. As a result, we have a positive outlook for securitized mortgage products.

We also think IO CMOs remain attractive, since what we consider to be relatively tight mortgage-lending standards may continue to curb refinancing activity.

Lastly, we continue to like reverse-mortgage IOs. In addition to broadening the fund’s diversification, we think they offer a combination of reduced rate sensitivity, stable prepayment speeds, and what we consider to be attractive yield spreads.

Thanks for your time and for bringing us up to date, Mike.

This chart illustrates the fund’s composition by maturity, showing the percentage of holdings in different maturity ranges and how the composition has changed over the past six months. Holdings and maturity ranges may vary over time. A negative number represents cash to be allocated to to-be-announced (TBA) agency pass-through mortgage-backed securities, which the fund has agreed to purchase.

6 Mortgage Securities Fund

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning the fund’s performance or portfolio composition relative to those of the fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Mortgage Securities Fund 7

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended March 31, 2018, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Before April 19, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 3/31/18

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Class A (2/8/84)
Before sales charge	6.13%	44.09%	3.72%	4.98%	0.98%	0.45%	0.15%	0.11%	–0.64%
After sales charge	6.01	38.33	3.30	0.78	0.16	–3.57	–1.20	–3.89	–4.62
Class B (4/27/92)
Before CDSC	5.90	36.06	3.13	1.25	0.25	–1.69	–0.57	–0.56	–1.01
After CDSC	5.90	36.06	3.13	–0.61	–0.12	–4.46	–1.51	–5.41	–5.90
Class C (7/26/99)
Before CDSC	5.32	33.01	2.89	1.12	0.22	–1.80	–0.60	–0.56	–1.02
After CDSC	5.32	33.01	2.89	1.12	0.22	–1.80	–0.60	–1.53	–1.99
Class M (2/6/95)
Before sales charge	5.83	40.98	3.49	3.66	0.72	–0.28	–0.09	–0.08	–0.77
After sales charge	5.73	36.40	3.15	0.30	0.06	–3.52	–1.19	–3.33	–4.00
Class R (1/21/03)
Net asset value	5.85	39.56	3.39	3.70	0.73	–0.29	–0.10	–0.08	–0.78
Class Y (4/11/94)
Net asset value	6.31	47.24	3.94	6.31	1.23	1.22	0.40	0.40	–0.51

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 4.00% and 3.25% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares, except for class Y shares, for which 12b-1 fees are not applicable.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance reflects conversion to class A shares after eight years.

8 Mortgage Securities Fund

Comparative index returns For periods ended 3/31/18

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Bloomberg Barclays
U.S. MBS Index	7.12%	40.55%	3.46%	9.34%	1.80%	3.41%	1.12%	0.77%	–1.04%
Bloomberg Barclays
GNMA-Bloomberg
Barclays U.S. MBS	7.10	40.45	3.46	7.63	1.48	2.79	0.92	0.28	–1.25
Linked Benchmark*
Lipper GNMA Funds
category average†	6.38	35.20	3.05	4.06	0.79	0.83	0.27	–0.28	–1.30

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

As of April 19, 2018, the Bloomberg Barclays U.S. MBS Index, an unmanaged index of agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae, Fannie Mae, and Freddie Mac, replaced the Bloomberg Barclays GNMA Index as the primary benchmark for this fund. In Putnam Investment Management, LLC’s opinion, the securities tracked by the Bloomberg Barclays U.S. MBS Index more accurately reflect the types of securities that generally will be held by the fund.

* The Bloomberg Barclays GNMA-Bloomberg Barclays U.S. MBS Linked Benchmark represents performance of the Bloomberg Barclays GNMA Index from inception date of the fund, February 8, 1984, through April 18, 2018, and performance of the Bloomberg Barclays U.S. MBS Index from April 19, 2018, and thereafter (periods not shown in this chart).

† Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 3/31/18, there were 59, 56, 53, 50, 41, and 4 funds, respectively, in this Lipper category.

Fund price and distribution information For the six-month period ended 3/31/18

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y
Number	6		6	6	6		6	6
Income	$0.198		$0.151	$0.151	$0.181		$0.181	$0.216
Capital gains	—		—	—	—		—	—
Total	$0.198		$0.151	$0.151	$0.181		$0.181	$0.216
	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value
9/30/17	$12.89	$13.43	$12.83	$12.77	$12.95	$13.39	$12.76	$12.76
3/31/18	12.61	13.14	12.55	12.49	12.67	13.10	12.48	12.48
	Before	After	Net	Net	Before	After	Net	Net
Current rate	sales	sales	asset	asset	sales	sales	asset	asset
(end of period)	charge	charge	value	value	charge	charge	value	value
Current dividend rate[1]	3.14%	3.01%	2.49%	2.50%	2.94%	2.84%	2.98%	3.46%
Current 30-day
SEC yield[2]	N/A	2.97	2.38	2.35	N/A	2.77	2.85	3.35

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

Mortgage Securities Fund 9

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y
Net expenses for the fiscal year
ended 9/30/17*	0.75%	1.48%	1.50%	0.99%	1.00%	0.50%
Total annual operating expenses for the
fiscal year ended 9/30/17	0.89%	1.62%	1.64%	1.13%	1.14%	0.64%
Annualized expense ratio for the
six-month period ended 3/31/18†	0.94%	1.66%	1.69%	1.18%	1.19%	0.69%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses in effect from 4/23/18 through 4/20/19.

† Includes one-time merger costs of 0.04%.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 10/1/17 to 3/31/18. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y
Expenses paid per $1,000 *†	$4.67	$8.24	$8.38	$5.86	$5.91	$3.43
Ending value (after expenses)	$993.60	$989.90	$989.80	$992.30	$992.20	$994.90

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/18. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

10 Mortgage Securities Fund

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 3/31/18, use the following calculation method. To find the value of your investment on 10/1/17, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y
Expenses paid per $1,000 *†	$4.73	$8.35	$8.50	$5.94	$5.99	$3.48
Ending value (after expenses)	$1,020.24	$1,016.65	$1,016.50	$1,019.05	$1,019.00	$1,021.49

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/18. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

Mortgage Securities Fund 11

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/ or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

12 Mortgage Securities Fund

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays GNMA Index is an unmanaged index of Government National Mortgage Association bonds.

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Bloomberg Barclays U.S. MBS Index is an unmanaged index of agency mortgage-backed pass-through securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Mortgage Securities Fund 13

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of March 31, 2018, Putnam employees had approximately $509,000,000 and the Trustees had approximately $80,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

14 Mortgage Securities Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Mortgage Securities Fund 15

The fund’s portfolio 3/31/18 (Unaudited)

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (145.4%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (113.0%)
Government National Mortgage Association Adjustable Rate Mortgages
(1 Yr Monthly Treasury Average CMT Index + 1.50%), 2.75%, 7/20/26	$11,389	$11,569
Government National Mortgage Association Pass-Through Certificates
8.50%, 12/15/19	391	393
7.50%, 10/20/30	46,411	53,754
5.50%, 8/15/35	305	332
5.00%, TBA, 4/1/48	52,000,000	54,656,878
4.70%, with due dates from 5/20/67 to 8/20/67	514,231	556,530
4.67%, 9/20/65	79,300	84,786
4.629%, 6/20/67	500,875	540,319
4.50%, with due dates from 2/20/34 to 4/20/46	29,454,610	31,069,176
4.50%, TBA, 5/1/48	41,000,000	42,567,930
4.50%, TBA, 4/1/48	27,000,000	28,082,109
4.494%, 3/20/67	416,790	445,444
4.319%, 5/20/67	102,231	108,493
4.00%, with due dates from 9/15/39 to 5/20/46	90,469,663	93,721,626
4.00%, TBA, 5/1/48	61,000,000	62,610,778
4.00%, TBA, 4/1/48	61,000,000	62,706,097
3.50%, with due dates from 7/15/42 to 1/20/48	177,629,912	179,923,352
3.50%, TBA, 4/1/48	104,000,000	104,999,378
3.00%, with due dates from 3/20/43 to 10/20/44	2,489,722	2,455,551
3.00%, TBA, 4/1/48	199,000,000	195,797,334
		860,391,829
U.S. Government Agency Mortgage Obligations (32.4%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45	751,106	792,329
4.00%, 9/1/45	1,442,329	1,486,309
3.50%, with due dates from 4/1/42 to 11/1/47	5,194,382	5,219,584
3.00%, with due dates from 3/1/43 to 10/1/46	10,996,764	10,772,065
3.00%, 3/1/43 [i]	24,254	23,760
Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 2/1/36 to 5/1/41	3,143,376	3,507,162
6.00%, TBA, 4/1/48	5,000,000	5,558,594
5.50%, 2/1/35	691,960	756,918
5.50%, TBA, 4/1/48	44,000,000	47,815,627
4.50%, with due dates from 7/1/44 to 10/1/46	2,321,207	2,441,838
4.50%, TBA, 4/1/48	11,000,000	11,517,343
4.00%, with due dates from 8/1/44 to 8/1/47	18,727,617	19,309,387
4.00%, TBA, 4/1/48	7,000,000	7,182,657
3.50%, with due dates from 6/1/42 to 1/1/57	27,464,800	27,724,022
3.50%, 1/1/57 ##	3,798,035	3,800,408
3.00%, with due dates from 9/1/42 to 3/1/47	40,059,119	39,368,483
2.50%, 3/1/43	61,468,178	57,976,976
2.50%, TBA, 2/1/48	1,000,000	942,813
3.00%, 11/1/31 [i]	385,593	388,566
3.00%, 6/1/31 [i]	112,956	113,441

16 Mortgage Securities Fund

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (145.4%)* cont.	amount	Value
U.S. Government Agency Mortgage Obligations cont.
Federal National Mortgage Association Pass-Through Certificates
2.45%, 11/1/22 [i]	$196,729	$198,143
		246,896,425
Total U.S. government and agency mortgage obligations (cost $1,118,074,735)		$1,107,288,254

	Principal
U.S. TREASURY OBLIGATIONS (—%)*	amount	Value
U.S. Treasury Notes 1.375%, 4/30/20 [i]	$115,000	$113,481
Total U.S. treasury obligations (cost $113,481)		$113,481

	Principal
MORTGAGE-BACKED SECURITIES (30.6%)*	amount	Value
Agency collateralized mortgage obligations (30.6%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%),
18.644%, 4/15/37	$185,183	$257,686
IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%),
17.906%, 5/15/35	1,286,383	1,719,310
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%),
17.282%, 11/15/35	580,665	764,917
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%),
16.412%, 12/15/36	187,950	241,484
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%),
14.53%, 3/15/35	2,436,979	3,002,417
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%),
12.405%, 6/15/34	1,289,014	1,438,552
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	4,096,964	897,481
Ser. 4024, Class PI, IO, 4.50%, 12/15/41	3,297,769	634,148
Ser. 4018, Class DI, IO, 4.50%, 7/15/41	2,097,568	281,433
IFB Ser. 4136, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.25%),
4.473%, 11/15/42	4,707,885	513,391
IFB Ser. 4436, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
4.373%, 2/15/45	10,186,412	1,621,555
Ser. 4546, Class PI, IO, 4.00%, 12/15/45	11,597,807	2,452,600
Ser. 4601, Class IC, IO, 4.00%, 12/15/45	8,298,535	1,459,829
Ser. 4530, Class HI, IO, 4.00%, 11/15/45	6,048,563	1,260,774
Ser. 4500, Class GI, IO, 4.00%, 8/15/45	4,916,568	948,947
Ser. 4425, IO, 4.00%, 1/15/45	6,543,801	1,159,496
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	5,678,030	1,479,059
Ser. 4019, Class JI, IO, 4.00%, 5/15/41	5,025,119	787,140
Ser. 3996, Class IK, IO, 4.00%, 3/15/39	5,337,996	370,468
Ser. 4015, Class GI, IO, 4.00%, 3/15/27	4,437,497	495,292
FRB Ser. 57, Class 2A1, 3.709%, 7/25/43 W	18,253	19,317
Ser. 4621, Class QI, IO, 3.50%, 10/15/46	20,816,828	3,231,396
Ser. 4165, Class AI, IO, 3.50%, 2/15/43	3,767,478	650,681
Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	6,251,891	840,334
Ser. 4199, Class CI, IO, 3.50%, 12/15/37	5,039,917	359,901
FRB Ser. 59, Class 2A1, (US 1 Yr T-Bill + 0.00%), 3.482%, 10/25/43	11,396	11,566
Ser. 4150, Class DI, IO, 3.00%, 1/15/43	7,076,080	895,566
Ser. 4141, Class PI, IO, 3.00%, 12/15/42	6,751,922	759,456

Mortgage Securities Fund 17

	Principal
MORTGAGE-BACKED SECURITIES (30.6%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	$10,368,725	$1,026,711
Ser. 4165, Class TI, IO, 3.00%, 12/15/42	12,312,166	1,228,348
Ser. 4171, Class NI, IO, 3.00%, 6/15/42	7,374,262	736,394
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	5,426,958	486,798
Ser. 4201, Class JI, IO, 3.00%, 12/15/41	6,642,854	605,911
FRB Ser. 8, Class A9, IO, 0.437%, 11/15/28 W	1,315,268	18,085
FRB Ser. 59, Class 1AX, IO, 0.277%, 10/25/43 W	3,577,943	35,221
Ser. 48, Class A2, IO, 0.212%, 7/25/33 W	5,633,402	40,932
Ser. 315, PO, zero %, 9/15/43	8,137,360	6,473,722
Ser. 3369, Class BO, PO, zero %, 9/15/37	5,786	4,723
Ser. 3391, PO, zero %, 4/15/37	19,913	16,524
Ser. 3300, PO, zero %, 2/15/37	56,252	47,585
Ser. 3314, PO, zero %, 11/15/36	11,068	10,767
Ser. 3206, Class EO, PO, zero %, 8/15/36	4,078	3,514
Ser. 3175, Class MO, PO, zero %, 6/15/36	50,378	41,416
Ser. 3210, PO, zero %, 5/15/36	3,806	3,425
Ser. 3326, Class WF, zero %, 10/15/35 W	24,613	17,702
FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%),
zero %, 2/15/36	13,243	10,060
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%),
28.671%, 7/25/36	312,679	510,364
IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%),
18.143%, 5/25/35	1,110,003	1,360,822
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%),
17.705%, 3/25/36	406,372	595,936
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%),
17.338%, 6/25/37	485,702	649,517
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%),
16.55%, 11/25/35	313,910	391,711
IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%),
16.421%, 2/25/38	1,818,444	2,289,312
Ser. 98-W5, Class X, IO, 16.153%, 7/25/28 W	2,483,863	121,088
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%),
14.636%, 8/25/35	182,949	219,083
IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%),
14.321%, 12/25/35	703,497	947,407
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%),
12.528%, 11/25/34	163,694	187,690
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%),
9.157%, 5/25/40	1,041,641	1,149,333
IFB Ser. 11-123, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.60%),
4.729%, 10/25/41	1,196,314	187,295
FRB Ser. 03-W11, Class A1, 4.581%, 6/25/33 W	779	812
FRB Ser. 04-W7, Class A2, 4.403%, 3/25/34 W	6,682	7,394
FRB Ser. 03-W14, Class 2A, 4.068%, 1/25/43 W	18,734	19,689
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	5,255,872	961,702
Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	3,739,061	488,325
Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	6,979,525	815,650

18 Mortgage Securities Fund

	Principal
MORTGAGE-BACKED SECURITIES (30.6%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
FRB Ser. 03-W3, Class 1A4, 3.742%, 8/25/42 W	$33,297	$34,871
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	23,043,366	3,613,200
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	7,910,147	1,301,057
Ser. 12-124, Class JI, IO, 3.50%, 11/25/42	2,259,039	291,303
Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	5,960,009	1,138,946
Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	10,166,965	1,732,552
FRB Ser. 04-W2, Class 4A, 3.497%, 2/25/44 W	11,418	11,762
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	5,359,253	625,977
Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	8,123,391	873,264
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	5,313,140	589,833
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	4,815,029	330,272
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	3,599,459	281,496
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	7,866,258	645,269
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	6,393,053	669,193
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	5,697,430	337,402
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	7,221,755	445,943
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	5,800,997	358,745
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	6,663,653	685,916
FRB Ser. 07-95, Class A3, (1 Month US LIBOR + 0.25%),
2.122%, 8/27/36	13,676,000	13,204,741
Ser. 98-W2, Class X, IO, 0.446%, 6/25/28 W	8,498,018	414,278
FRB Ser. 01-50, Class B1, IO, 0.395%, 10/25/41 W	491,550	5,837
Ser. 01-79, Class BI, IO, 0.287%, 3/25/45 W	1,444,015	12,354
Ser. 03-34, Class P1, PO, zero %, 4/25/43	81,159	67,362
Ser. 08-53, Class DO, PO, zero %, 7/25/38	138,179	122,376
Ser. 07-64, Class LO, PO, zero %, 7/25/37	20,615	18,508
Ser. 07-44, Class CO, PO, zero %, 5/25/37	84,035	68,075
Ser. 07-14, Class KO, PO, zero %, 3/25/37	9,464	7,695
Ser. 06-125, Class OX, PO, zero %, 1/25/37	2,078	1,703
Ser. 06-84, Class OT, PO, zero %, 9/25/36	2,734	2,237
Ser. 06-46, Class OC, PO, zero %, 6/25/36	4,186	3,392
Ser. 08-36, Class OV, PO, zero %, 1/25/36	30,602	25,985
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	6,174,889	1,474,255
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	8,661,574	1,952,579
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	5,815,439	1,280,560
Ser. 14-76, IO, 5.00%, 5/20/44	4,491,185	999,785
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	6,313,748	1,190,797
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	2,598,190	564,059
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	20,163,813	4,524,961
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40	291,968	25,629
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	1,927,778	419,488
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	12,059,172	2,625,656
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	6,450,039	1,443,454
IFB Ser. 11-81, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.71%),
4.919%, 11/16/36	2,787,636	173,140
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%),
4.878%, 12/20/43	6,808,010	1,196,984

Mortgage Securities Fund 19

	Principal
MORTGAGE-BACKED SECURITIES (30.6%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%),
4.778%, 4/20/38	$8,258,853	$1,558,858
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	7,861,849	1,633,989
Ser. 12-129, IO, 4.50%, 11/16/42	3,529,805	815,032
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40	2,639,915	367,529
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	7,610,904	1,588,320
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	12,032,362	2,580,340
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	3,371,362	713,781
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,820,319	367,810
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	8,101,076	1,748,666
IFB Ser. 10-20, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
4.328%, 2/20/40	1,628,449	252,345
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45	7,818,471	1,442,500
Ser. 15-94, IO, 4.00%, 7/20/45	21,621,137	4,822,076
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	5,794,337	1,282,750
Ser. 15-40, IO, 4.00%, 3/20/45	5,325,406	1,102,343
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	1,952,344	362,960
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	11,724,097	1,617,925
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	2,925,088	537,251
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	7,053,973	1,373,548
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	3,322,739	634,909
Ser. 14-104, IO, 4.00%, 3/20/42	7,848,276	1,274,560
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	3,584,448	365,212
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39	3,352,026	271,645
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	10,930,353	1,432,543
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%),
3.778%, 8/20/44	9,291,988	1,335,723
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	12,167,349	1,564,940
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46	16,124,568	1,853,390
Ser. 16-4, Class JI, IO, 3.50%, 1/20/46	7,242,574	1,236,018
Ser. 15-24, Class CI, IO, 3.50%, 2/20/45	3,703,556	717,308
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	9,607,486	1,453,517
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	8,159,852	1,410,430
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	3,818,297	627,919
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	3,413,147	551,565
Ser. 12-136, IO, 3.50%, 11/20/42	7,876,923	1,611,674
Ser. 14-46, Class JI, IO, 3.50%, 10/20/41	4,031,655	547,773
Ser. 13-18, Class GI, IO, 3.50%, 5/20/41	6,856,799	771,205
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41	2,122,075	136,677
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	3,382,746	445,024
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	5,238,082	694,842
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39	2,981,218	280,962
Ser. 14-147, Class MI, IO, 3.50%, 7/20/39	5,844,696	364,125
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39	7,587,653	692,904
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	9,566,415	1,103,778
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	4,581,034	481,100
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36	8,768,652	866,817
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40	11,565,746	1,019,902

20 Mortgage Securities Fund

	Principal
MORTGAGE-BACKED SECURITIES (30.6%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	$3,788,529	$302,340
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	6,516,277	593,802
Ser. 17-H08, Class GI, IO, 2.711%, 2/20/67 W	12,521,253	1,815,582
Ser. 16-H13, Class IK, IO, 2.594%, 6/20/66 W	16,754,293	2,199,001
Ser. 15-H22, Class GI, IO, 2.567%, 9/20/65 W	13,849,291	1,774,094
Ser. 17-H08, Class EI, IO, 2.508%, 2/20/67 W	14,692,593	1,946,769
Ser. 17-H08, Class NI, IO, 2.399%, 3/20/67 W	11,727,676	1,442,504
Ser. 16-H04, Class HI, IO, 2.365%, 7/20/65 W	13,119,028	1,315,838
Ser. 16-H27, Class GI, IO, 2.326%, 12/20/66 W	19,869,429	2,759,466
Ser. 17-H04, Class BI, IO, 2.301%, 2/20/67 W	12,463,955	1,807,274
Ser. 17-H25, Class AI, IO, 2.269%, 12/20/67 W	7,406,701	1,009,163
Ser. 17-H03, Class KI, IO, 2.254%, 1/20/67 W	18,691,485	2,458,360
Ser. 16-H07, Class PI, IO, 2.248%, 3/20/66 W	25,130,953	3,235,610
Ser. 17-H14, Class JI, IO, 2.161%, 6/20/67 W	5,764,117	843,002
Ser. 16-H17, Class DI, IO, 2.135%, 7/20/66 W	18,717,583	2,127,347
Ser. 16-H23, Class NI, IO, 2.122%, 10/20/66 W	32,723,808	4,136,289
Ser. 16-H24, IO, 2.098%, 9/20/66 W	13,887,963	1,649,196
Ser. 17-H06, Class MI, IO, 2.097%, 2/20/67 W	21,655,674	2,558,228
Ser. 16-H11, Class HI, IO, 2.085%, 1/20/66 W	42,271,676	4,332,847
Ser. 18-H05, Class ID, IO, 2.057%, 3/20/68 W	7,424,000	1,150,720
Ser. 16-H06, Class HI, IO, 2.055%, 2/20/66	12,191,826	1,120,124
Ser. 16-H01, Class HI, IO, 2.051%, 10/20/65 W	13,490,666	1,155,921
Ser. 15-H24, Class HI, IO, 2.029%, 9/20/65 W	17,454,526	1,303,539
Ser. 16-H24, Class JI, IO, 2.021%, 11/20/66 W	6,601,943	841,748
Ser. 16-H18, Class QI, IO, 2.011%, 6/20/66 W	17,361,995	2,159,832
Ser. 16-H14, Class AI, IO, 2.005%, 6/20/66 W	13,101,365	1,522,457
Ser. 15-H23, Class TI, IO, 1.903%, 9/20/65 W	15,075,693	1,557,319
FRB Ser. 15-H16, Class XI, IO, 1.901%, 7/20/65	10,758,343	1,186,645
Ser. 17-H23, Class BI, IO, 1.879%, 11/20/67 W	15,110,674	1,669,729
Ser. 15-H20, Class CI, IO, 1.876%, 8/20/65 W	18,927,469	2,102,123
Ser. 16-H06, Class AI, IO, 1.862%, 2/20/66	10,474,860	1,004,665
Ser. 16-H03, Class AI, IO, 1.857%, 1/20/66 W	13,619,243	1,310,852
Ser. 15-H13, Class AI, IO, 1.857%, 6/20/65 W	16,843,633	1,726,472
Ser. 15-H23, Class DI, IO, 1.845%, 9/20/65 W	7,491,613	750,390
Ser. 15-H10, Class HI, IO, 1.805%, 4/20/65 W	19,784,852	1,812,292
Ser. 17-H10, Class MI, IO, 1.797%, 4/20/67 W	12,903,825	1,340,707
Ser. 17-H09, IO, 1.795%, 4/20/67 W	10,667,092	1,111,522
Ser. 15-H25, Class BI, IO, 1.759%, 10/20/65 W	11,905,913	1,194,163
Ser. 15-H22, Class AI, IO, 1.707%, 9/20/65 W	20,015,806	2,041,612
Ser. 16-H04, Class KI, IO, 1.692%, 2/20/66 W	14,394,559	1,151,565
Ser. 14-H25, Class BI, IO, 1.688%, 12/20/64 W	14,373,382	1,180,285
Ser. 17-H16, Class HI, IO, 1.662%, 8/20/67 W	9,235,998	900,510
Ser. 16-H06, Class DI, IO, 1.622%, 7/20/65	15,687,819	1,364,981
Ser. 16-H10, Class AI, IO, 1.599%, 4/20/66 W	21,197,338	1,645,698
Ser. 15-H04, Class AI, IO, 1.599%, 12/20/64 W	18,631,532	1,606,970
Ser. 14-H18, Class CI, IO, 1.592%, 9/20/64 W	11,863,852	1,082,754
Ser. 17-H06, Class EI, 1.583%, 2/20/67 W	12,108,157	901,912
Ser. 14-H21, Class AI, IO, 1.484%, 10/20/64 W	17,343,339	1,545,378

Mortgage Securities Fund 21

	Principal
MORTGAGE-BACKED SECURITIES (30.6%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 16-H08, Class GI, IO, 1.431%, 4/20/66 W	$11,768,159	$702,183
FRB Ser. 11-H07, Class FI, IO, 1.24%, 2/20/61 W	50,334,344	1,776,802
Ser. 12-H11, Class FI, IO, 1.22%, 2/20/62 W	43,226,092	1,715,038
Ser. 11-H16, Class FI, IO, 1.042%, 7/20/61 W	33,589,595	1,292,125
Ser. 10-158, Class OP, PO, zero %, 12/20/40	6,301,521	5,227,114
Ser. 10-151, Class KO, PO, zero %, 6/16/37	677,215	557,646
Ser. 06-36, Class OD, PO, zero %, 7/16/36	7,714	6,313
Ser. 06-64, PO, zero %, 4/16/34	220	219
GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27 W	235,663	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27 W	673,678	5,895
FRB Ser. 98-3, IO, zero %, 9/19/27 W	305,386	—
FRB Ser. 98-4, IO, zero %, 12/19/26 W	484,995	—
		233,005,472
Total mortgage-backed securities (cost $232,592,305)		$233,005,472

PURCHASED SWAP OPTIONS OUTSTANDING (1.8%)*
		Notional/
	Expiration	contract
Counterparty	date/strike	amount	Value
Bank of America N.A.
(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	$261,778,500	$2,172,762
(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	117,800,300	931,800
2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	117,800,300	362,825
2.813/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.813	47,922,200	320,600
2.743/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.743	47,922,200	176,833
1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	261,778,500	13,089
Barclays Bank PLC
2.765/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.765	129,122,300	60,687
2.736/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.736	129,122,300	33,572
2.359/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.359	129,122,300	3,874
2.34/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.34	129,122,300	1,291
Citibank, N.A.
(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518	11,518,300	1,112,898
2.71/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.71	59,617,400	212,238
(2.90)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.90	59,617,400	155,005
2.47/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.47	104,711,400	75,392
Goldman Sachs International
2.8435/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.8435	122,360,400	811,249
2.82/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.82	29,808,700	161,265
(2.79375)/3 month USD-LIBOR-BBA/Jun-19	Jun-18/2.79375	129,122,300	125,249
2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695	21,989,400	115,444
2.75/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.75	29,808,700	66,771
(2.9915)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.9915	122,360,400	6,118
1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175	95,287,400	4,764
JPMorgan Chase Bank N.A.
(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	261,778,500	2,206,793
(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	117,800,300	940,046
2.852/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.852	59,617,400	510,921

22 Mortgage Securities Fund

PURCHASED SWAP OPTIONS OUTSTANDING (1.8%)* cont.
		Notional/
	Expiration	contract
Counterparty	date/strike	amount	Value
JPMorgan Chase Bank N.A. cont.
2.80/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.80	$57,506,600	$376,093
2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	117,800,300	358,113
2.787/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.787	59,617,400	302,260
2.735/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.735	57,506,600	224,851
(2.68)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.68	104,711,400	197,905
1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	261,778,500	13,089
Morgan Stanley & Co. International PLC
(2.49275)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.49275	104,711,400	423,034
(2.61575)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.61575	104,711,400	284,815
2.833/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.833	49,681,200	281,692
(2.8375)/3 month USD-LIBOR-BBA/Aug-20	Aug-18/2.8375	86,081,500	120,514
2.763/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.763	49,681,200	103,337
2.355/3 month USD-LIBOR-BBA/May-19	May-18/2.355	104,711,400	17,801
1.85125/3 month USD-LIBOR-BBA/Apr-19	Apr-18/1.85125	157,067,100	157
Wells Fargo Bank, N.A.
2.7075/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.7075	64,561,100	125,894
Total purchased swap options outstanding (cost $10,718,803)			$13,411,041

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.4%)*	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/$96.35	$28,000,000	$28,000,000	$338,632
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/96.44	28,000,000	28,000,000	315,252
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/96.45	28,000,000	28,000,000	313,152
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/96.81	157,000,000	157,000,000	482,932
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/97.25	28,000,000	28,000,000	130,872
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/97.13	28,000,000	28,000,000	116,536
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/97.00	28,000,000	28,000,000	103,460
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	May-18/99.61	155,000,000	155,000,000	1,151,495
Federal National Mortgage
Association 30 yr 4.00% TBA
commitments (Put)	May-18/101.85	52,000,000	52,000,000	99,840
Total purchased options outstanding (cost $3,983,361)				$3,052,171

Mortgage Securities Fund 23

	Principal
ASSET-BACKED SECURITIES (0.2%)*	amount	Value
Loan Depot Station Place Agency Securitization Trust 144A FRB
Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 2.672%, 11/25/50	$1,753,000	$1,753,000
Total asset-backed securities (cost $1,753,000)		$1,753,000

	Principal amount/
SHORT-TERM INVESTMENTS (5.7%)*		shares	Value
Interest in $300,000,000 joint tri-party repurchase agreement dated 3/29/18 with HSBC Bank USA, National Association due
4/2/18 — maturity value of $3,414,671 for an effective yield of 1.770% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 5.375% and due
dates ranging from 5/15/18 to 11/15/47, valued at $306,002,795)		$3,414,000	$3,414,000
Putnam Government Money Market Fund 1.13% L	Shares	10,000	10,000
State Street Institutional U.S. Government Money Market Fund,
Premier Class 1.58% P	Shares	110,000	110,000
U.S. Treasury Bills 1.405%, 4/5/18 ∆		$2,933,000	2,932,603
U.S. Treasury Bills 1.408%, 4/12/18 ∆ §		1,223,000	1,222,444
U.S. Treasury Bills 1.424%, 4/19/18 §		4,739,000	4,735,344
U.S. Treasury Bills 1.425%, 4/26/18 §		1,170,000	1,168,756
U.S. Treasury Bills 1.458%, 5/10/18 ∆ §		6,050,000	6,039,606
U.S. Treasury Bills 1.492%, 5/24/18 §		7,231,000	7,213,758
U.S. Treasury Bills 1.499%, 6/7/18 ∆ §		4,330,000	4,316,808
U.S. Treasury Bills 1.509%, 6/14/18 ∆ §		6,309,000	6,287,792
U.S. Treasury Bills 1.523%, 6/21/18 # ∆ §		5,803,000	5,781,190
Total short-term investments (cost $43,241,049)			$43,232,301

TOTAL INVESTMENTS
Total investments (cost $1,410,476,734)			$1,401,855,720

Key to holding’s currency abbreviations

FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2017 through March 31, 2018 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $761,343,937.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $54,780 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

24 Mortgage Securities Fund

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,592,416 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $10,329,933 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

## Forward commitment, in part or in entirety (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $617,459,778 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FUTURES CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
U.S. Treasury Note 2 yr (Short)	80	$17,008,750	$17,008,750	Jun-18	$6,091
Unrealized appreciation					6,091
Unrealized (depreciation)					—
Total					$6,091

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/18 (premiums $10,901,519) (Unaudited)
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	$117,800,300	$38,874
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	261,778,500	120,418
(2.883)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.883	47,922,200	520,435
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	117,800,300	606,672
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	261,778,500	2,282,709
Barclays Bank PLC
(2.538)/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.538	129,122,300	19,368
(2.5625)/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.5625	129,122,300	47,775
2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813	92,709,000	335,607

Mortgage Securities Fund 25

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/18 (premiums $10,901,519) (Unaudited) cont.
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Citibank, N.A.
(2.6325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.6325	$104,711,400	$95,287
2.805/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.805	29,808,700	164,246
(2.805)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.805	29,808,700	215,219
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663	92,709,000	457,982
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208	52,355,700	1,630,357
Goldman Sachs International
2.9175/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.9175	61,180,200	17,742
3.01375/3 month USD-LIBOR-BBA/Jun-19	Jun-18/3.01375	129,122,300	37,445
2.90375/3 month USD-LIBOR-BBA/Jun-19	Jun-18/2.90375	129,122,300	72,308
(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025	209,422,800	121,465
(2.89)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.89	29,808,700	304,049
(2.9175)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.9175	61,180,200	750,069
JPMorgan Chase Bank N.A.
(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	117,800,300	36,518
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	261,778,500	117,800
(2.865)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.865	57,506,600	581,392
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	117,800,300	618,452
(2.917)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.917	59,617,400	776,219
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77	209,422,800	810,466
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	261,778,500	2,311,504
Morgan Stanley & Co. International PLC
(2.01)/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.01	157,067,100	157
(2.71375)/3 month USD-LIBOR-BBA/May-19	May-18/2.71375	104,711,400	56,544
2.646/3 month USD-LIBOR-BBA/May-20	May-18/2.646	86,081,500	101,576
2.41625/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.41625	104,711,400	371,725
(2.903)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.903	49,681,200	544,506
2.315/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.315	104,711,400	557,066
Wells Fargo Bank, N.A.
3.1075/3 month USD-LIBOR-BBA/Apr-28	Apr-18/3.1075	64,561,100	3,874
Total			$14,725,826

WRITTEN OPTIONS OUTSTANDING at 3/31/18 (premiums $3,975,703) (Unaudited)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	May-18/$96.81	$157,000,000	$157,000,000	$1,439,533
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/96.84	28,000,000	28,000,000	210,784
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/96.93	28,000,000	28,000,000	187,656

26 Mortgage Securities Fund

WRITTEN OPTIONS OUTSTANDING at 3/31/18 (premiums $3,975,703) (Unaudited) cont.
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/$96.93	$28,000,000	$28,000,000	$187,656
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/97.32	28,000,000	28,000,000	102,536
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/97.41	28,000,000	28,000,000	85,736
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/97.42	28,000,000	28,000,000	84,420
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/96.39	28,000,000	28,000,000	55,944
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/96.27	28,000,000	28,000,000	49,028
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/96.14	28,000,000	28,000,000	42,924
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/95.53	28,000,000	28,000,000	21,840
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/95.41	28,000,000	28,000,000	18,872
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/95.28	28,000,000	28,000,000	16,240
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-18/99.61	155,000,000	155,000,000	431,055
Federal National Mortgage
Association 30 yr 4.00% TBA
commitments (Call)	May-18/101.85	52,000,000	52,000,000	409,032
Total				$3,343,256

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
(2.203)/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.203	$26,177,900	$(523,558)	$314,135
(2.647)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	26,177,900	(1,023,556)	25,916
(2.5925)/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	15,706,700	(553,661)	(134,449)

Mortgage Securities Fund 27

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A. cont.
(2.785)/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	$15,706,700	$(1,685,329)	$(169,475)
2.647/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	26,177,900	(1,023,556)	(243,454)
2.785/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	15,706,700	(1,685,329)	(343,820)
2.5925/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	15,706,700	(553,661)	(372,563)
2.203/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.203	26,177,900	(523,558)	(393,716)
(2.7175)/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	15,706,700	1,419,100	859,156
(2.413)/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.413	26,177,900	1,006,540	681,149
2.7175/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	15,706,700	1,419,100	451,568
2.413/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.413	26,177,900	1,006,540	(292,669)
Barclays Bank PLC
(2.205)/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.205	26,177,900	(523,558)	312,302
(2.43)/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	15,706,700	(219,108)	(10,995)
2.43/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	15,706,700	(219,108)	(165,392)
2.205/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.205	26,177,900	(523,558)	(393,192)
Citibank, N.A.
(2.34)/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.34	3,158,000	(58,581)	35,149
(2.654)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	26,177,900	(1,023,556)	21,728
(2.689)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	3,158,000	(406,593)	15,222
2.635/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-18/2.635	61,180,200	(136,891)	(15,907)
2.34/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.34	3,158,000	(58,581)	(31,012)
2.689/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	3,158,000	(406,593)	(67,360)
2.654/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	26,177,900	(1,023,556)	(240,051)
(2.42)/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.42	26,177,900	1,007,849	678,008
(2.615)/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.615	3,158,000	252,640	96,635

28 Mortgage Securities Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Citibank, N.A. cont.
2.935/3 month USD-LIBOR-BBA/
Apr-28 (Written)	Apr-18/2.935	$61,180,200	$116,242	$(7,953)
2.7825/3 month USD-LIBOR-BBA/
Apr-28 (Written)	Apr-18/2.7825	81,573,600	220,249	(9,789)
2.615/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.615	3,158,000	252,640	(50,023)
2.42/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.42	26,177,900	1,002,614	(285,077)
Goldman Sachs International
(2.47)/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.47	5,262,800	(186,829)	81,152
(2.7725)/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.7725	5,262,800	(134,201)	51,312
(2.725)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725	5,262,800	(421,813)	9,052
(3.005)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005	5,262,800	(364,712)	1,684
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	3,141,300	(396,589)	(28,837)
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	3,141,300	(396,589)	(50,104)
3.005/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005	5,262,800	(478,915)	(55,312)
2.725/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725	5,262,800	(421,813)	(59,785)
2.47/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.47	5,262,800	(186,829)	(92,099)
2.7725/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.7725	5,262,800	(252,614)	(100,835)
(2.875)/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.875	5,262,800	432,076	148,990
(2.584)/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.584	5,262,800	314,979	137,043
2.875/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.875	5,262,800	222,090	(61,996)
2.584/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.584	5,262,800	314,979	(103,309)
JPMorgan Chase Bank N.A.
(2.553)/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.553	3,158,000	(42,001)	30,948
(2.902)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902	3,158,000	(338,853)	17,116
(2.2525)/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.2525	5,262,800	(326,294)	16,578
2.2525/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.2525	5,262,800	(63,154)	105

Mortgage Securities Fund 29

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A. cont.
2.50/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50	$5,262,800	$(304,190)	$(4,579)
2.553/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.553	3,158,000	(77,371)	(39,001)
(2.50)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50	5,262,800	(547,331)	(40,524)
2.902/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902	3,158,000	(488,227)	(86,245)
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	15,706,700	(2,193,048)	(465,704)
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	15,706,700	(2,193,048)	(469,944)
(2.79)/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	15,706,700	1,491,351	759,576
2.79/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	15,706,700	1,491,351	595,755
(2.826)/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.826	3,158,000	347,696	128,783
2.36/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.36	5,262,800	573,645	22,051
(2.36)/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.36	5,262,800	86,836	(29,261)
2.826/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.826	3,158,000	177,164	(46,644)
Morgan Stanley & Co. International PLC
(2.155)/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.155	3,158,000	(78,950)	35,117
(2.505)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505	3,158,000	(483,806)	2,969
2.155/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.155	3,158,000	(41,370)	(21,095)
2.505/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505	3,158,000	(339,801)	(48,886)
(2.43)/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.43	3,158,000	175,585	62,528
2.43/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.43	3,158,000	346,117	(38,653)
Unrealized appreciation				5,591,727
Unrealized (depreciation)				(5,069,710)
Total				$522,017

30 Mortgage Securities Fund

TBA SALE COMMITMENTS OUTSTANDING at 3/31/18 (proceeds receivable $117,564,492) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
Federal Home Loan Mortgage Corporation, 3.00%, 4/1/48	$1,000,000	4/12/18	$975,078
Federal National Mortgage Association, 3.50%, 4/1/48	45,000,000	4/12/18	45,094,923
Federal National Mortgage Association, 3.00%, 4/1/48	3,000,000	4/12/18	2,926,172
Federal National Mortgage Association, 2.50%, 4/1/48	6,000,000	4/12/18	5,655,469
Federal National Mortgage Association, 2.50%, 2/1/48	1,000,000	4/18/18	942,813
Government National Mortgage Association, 4.00%, 4/1/48	61,000,000	4/19/18	62,706,096
Total			$118,300,551

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$4,371,900	$47,955 E	$(62)	4/9/28	2.903% —	3 month USD-	$(48,017)
				Semiannually	LIBOR-BBA —
					Quarterly
15,150,300	170,320 E	(215)	4/17/28	2.9075% —	3 month USD-	(170,534)
				Semiannually	LIBOR-BBA —
					Quarterly
4,769,400	57,452 E	(68)	4/19/28	2.917% —	3 month USD-	(57,520)
				Semiannually	LIBOR-BBA —
					Quarterly
2,300,300	28,931 E	(33)	4/19/28	2.923% —	3 month USD-	(28,963)
				Semiannually	LIBOR-BBA —
					Quarterly
36,169,000	345,631 E	316,750	6/20/28	2.90% —	3 month USD-	(28,881)
				Semiannually	LIBOR-BBA —
					Quarterly
2,683,600	19,735 E	(38)	4/19/28	3 month USD-	2.864% —	19,697
				LIBOR-BBA —	Semiannually
				Quarterly
853,300,800	401,051 E	(386,437)	6/20/20	2.605% —	3 month USD-	14,613
				Semiannually	LIBOR-BBA —
					Quarterly
20,981,300	88,541 E	(44,694)	6/20/48	3 month USD-	2.85% —	43,847
				LIBOR-BBA —	Semiannually
				Quarterly
86,389,700	88,117 E	61,133	6/20/23	2.75% —	3 month USD-	(26,984)
				Semiannually	LIBOR-BBA —
					Quarterly
40,786,800	1,631 E	(541)	4/9/28	2.7825% —	3 month USD-	(2,172)
				Semiannually	LIBOR-BBA —
					Quarterly
23,860,300	1,909 E	(338)	5/2/28	2.785% —	3 month USD-	1,571
				Semiannually	LIBOR-BBA —
					Quarterly
Total		$(54,543)				$(283,343)

E Extended effective date.

Mortgage Securities Fund 31

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$316,609	$308,834	$—	1/12/41	4.00% (1 month	Synthetic TRS	$(5,163)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
156,014	152,183	—	1/12/41	4.00% (1 month	Synthetic TRS	(2,544)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Barclays Bank PLC
658,430	658,820	—	1/12/40	4.50% (1 month	Synthetic MBX	1,237
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
290,462	284,213	—	1/12/42	4.00% (1 month	Synthetic TRS	(3,971)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
20,634	20,128	—	1/12/41	4.00% (1 month	Synthetic TRS	(336)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
188,517	183,888	—	1/12/41	4.00% (1 month	Synthetic TRS	(3,074)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
17,346	17,114	—	1/12/40	5.00% (1 month	Synthetic TRS	(62)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,944,426	1,949,739	—	1/12/40	4.00% (1 month	Synthetic MBX	7,423
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
22,819,615	22,881,973	—	1/12/40	4.00% (1 month	Synthetic MBX	87,112
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
171,435	171,126	—	1/12/39	6.00% (1 month	Synthetic TRS	1,611
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,223,328	3,232,136	—	1/12/40	4.00% (1 month	Synthetic MBX	12,305
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
20,732	20,720	—	1/12/38	6.50% (1 month	Synthetic TRS	221
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

32 Mortgage Securities Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$8,901	$8,773	$—	1/12/39	(5.50%) 1 month	Synthetic TRS	$33
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
8,901	8,773	—	1/12/39	(5.50%) 1 month	Synthetic TRS	33
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
21,379	21,071	—	1/12/39	(5.50%) 1 month	Synthetic TRS	80
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
20,545	19,922	—	1/12/40	4.50% (1 month	Synthetic TRS	(437)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,576	3,525	—	1/12/39	(5.50%) 1 month	Synthetic TRS	13
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
22,353,321	22,385,873	—	1/12/41	5.00% (1 month	Synthetic MBX Index	65,925
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
819,120	819,606	—	1/12/40	4.50% (1 month	Synthetic MBX	1,539
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
931,686	931,170	—	1/12/38	(6.50%) 1 month	Synthetic TRS	(9,928)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
510,153	502,806	—	1/12/39	5.50% (1 month	Synthetic TRS	(1,906)
				USD-LIBOR) —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,659,884	2,685,914	—	1/12/39	(6.00%) 1 month	Synthetic MBX	(30,996)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
353,522	353,326	—	1/12/38	6.50% (1 month	Synthetic TRS	3,767
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
765,298	754,304	—	1/12/41	(5.00%) 1 month	Synthetic TRS	3,661
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Mortgage Securities Fund 33

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$228,229	$223,853	$—	1/12/43	3.50% (1 month	Synthetic TRS	$(2,681)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,147,695	3,149,518	—	1/12/40	5.00% (1 month	Synthetic MBX	6,479
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
23,527,460	23,544,467	—	1/12/41	5.00% (1 month	Synthetic MBX	51,715
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
43,773,604	44,118,887	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(433,684)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
12,832,480	12,841,756	—	1/12/41	5.00% (1 month	Synthetic MBX	28,207
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Citibank, N.A.
8,664	8,539	—	1/12/39	(5.50%) 1 month	Synthetic TRS	32
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Credit Suisse International
388,601	388,882	—	1/12/41	5.00% (1 month	Synthetic MBX	854
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
8,901	8,773	—	1/12/39	(5.50%) 1 month	Synthetic TRS	33
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
325,922	318,911	—	1/12/42	4.00% (1 month	Synthetic TRS	(4,456)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
171,139	171,388	—	1/12/41	5.00% (1 month	Synthetic MBX Index	505
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
685,606	675,757	—	1/12/41	(5.00%) 1 month	Synthetic TRS	3,280
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
500,241	488,353	—	1/12/44	4.00% (1 month	Synthetic TRS	(8,030)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

34 Mortgage Securities Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$6,680	$6,552	$—	1/12/43	3.50% (1 month	Synthetic TRS	$(78)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,977,105	1,936,756	—	1/12/45	4.00% (1 month	Synthetic TRS	(24,674)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
159,624	156,367	—	1/12/45	4.00% (1 month	Synthetic TRS	(1,992)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
156,155	152,014	—	1/12/45	3.50% (1 month	Synthetic TRS	(3,004)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,109,234	1,082,874	—	1/12/44	4.00% (1 month	Synthetic TRS	(17,806)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
782,436	763,222	—	1/12/41	(4.00%) 1 month	Synthetic TRS	12,759
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Deutsche Bank AG
12,370	12,060	—	1/12/40	4.00% (1 month	Synthetic TRS	(202)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
20,545	19,922	—	1/12/40	(4.50%) 1 month	Synthetic TRS	437
				USD-LIBOR —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
12,094	11,932	—	1/12/40	5.00% (1 month	Synthetic TRS	(43)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
195,154	195,299	—	1/12/41	4.50% (1 month	Synthetic MBX Index	396
				USD-LIBOR) —	4.50% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
Goldman Sachs International
566,547	566,232	—	1/12/38	6.50% (1 month	Synthetic TRS	6,037
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
437,053	436,811	—	1/12/38	6.50% (1 month	Synthetic TRS	4,657
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Mortgage Securities Fund 35

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$1,164,911	$1,162,813	$—	1/12/39	6.00% (1 month	Synthetic TRS	$10,948
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
490,508	490,236	—	1/12/38	6.50% (1 month	Synthetic TRS	5,227
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
720,809	705,303	—	1/12/42	4.00% (1 month	Synthetic TRS	(9,854)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
720,809	705,303	—	1/12/42	4.00% (1 month	Synthetic TRS	(9,854)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,044,388	3,068,402	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(30,162)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,143,685	1,152,706	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(11,331)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
425,559	419,431	—	1/12/39	(5.50%) 1 month	Synthetic TRS	1,590
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
6,467	6,374	—	1/12/39	(5.50%) 1 month	Synthetic TRS	24
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
442,792	441,994	—	1/12/39	6.00% (1 month	Synthetic TRS	4,161
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
422,116	421,882	—	1/12/38	6.50% (1 month	Synthetic TRS	4,498
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
570,442	570,125	—	1/12/38	6.50% (1 month	Synthetic TRS	6,079
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
4,170,701	4,203,600	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(41,321)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

36 Mortgage Securities Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$154,620	$155,839	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(1,532)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
412,332	415,585	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(4,085)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
366,948	369,842	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(3,636)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
125,666	125,596	—	1/12/38	6.50% (1 month	Synthetic TRS	1,339
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
577,205	576,885	—	1/12/38	6.50% (1 month	Synthetic TRS	6,151
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
828,559	810,735	—	1/12/42	4.00% (1 month	Synthetic TRS	(11,327)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
530,862	519,442	—	1/12/42	4.00% (1 month	Synthetic TRS	(7,257)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
852,188	850,653	—	1/12/39	6.00% (1 month	Synthetic TRS	8,009
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
669,416	659,800	—	1/12/41	(5.00%) 1 month	Synthetic TRS	3,202
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
158,418	155,185	—	1/12/45	4.00% (1 month	Synthetic TRS	(1,977)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
176,182	172,804	—	1/12/43	(3.50%) 1 month	Synthetic TRS	2,069
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
804,081	799,593	—	1/12/44	(3.00%) 1 month	Synthetic TRS	(1,232)
				USD-LIBOR —	Index 3.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Mortgage Securities Fund 37

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Chase Bank N.A.
$100,661	$98,189	$—	1/12/41	4.00% (1 month	Synthetic TRS	$(1,641)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
669,461	659,844	—	1/12/41	(5.00%) 1 month	Synthetic TRS	3,202
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
JPMorgan Securities LLC
748,660	730,869	—	1/12/44	4.00% (1 month	Synthetic TRS	(12,018)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
58,727	57,601	—	1/12/43	(3.50%) 1 month	Synthetic TRS	690
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
3,091,502	3,024,996	—	1/12/42	(4.00%) 1 month	Synthetic TRS	42,264
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Upfront premium received		—		Unrealized appreciation		399,804
Upfront premium (paid)		—		Unrealized (depreciation)		(702,294)
Total		$—		Total		$(302,490)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)
Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$5,116,000	$81,723	$—	7/3/22	(1.9225%) —	USA Non Revised	$81,723
				At maturity	Consumer Price
Index-Urban
(CPI-U) —
At maturity
5,116,000	100,427	—	7/3/27	2.085% —	USA Non Revised	(100,427)
				At maturity	Consumer Price
Index-Urban
(CPI-U) —
At maturity

38 Mortgage Securities Fund

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$5,869,000	$103,635	$—	7/5/22	(1.89%) —	USA Non Revised	$103,635
				At maturity	Consumer Price
					Index-Urban
					(CPI-U) —
					At maturity
5,869,000	135,627	—	7/5/27	2.05% —	USA Non Revised	(135,627)
				At maturity	Consumer Price
					Index-Urban
					(CPI-U) —
					At maturity
Total		$—				$(50,696)

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,753,000	$—
Mortgage-backed securities	—	233,005,472	—
Purchased options outstanding	—	3,052,171	—
Purchased swap options outstanding	—	13,411,041	—
U.S. government and agency mortgage obligations	—	1,107,288,254	—
U.S. treasury obligations	—	113,481	—
Short-term investments	120,000	43,112,301	—
Totals by level	$120,000	$1,401,735,720	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$6,091	$—	$—
Written options outstanding	—	(3,343,256)	—
Written swap options outstanding	—	(14,725,826)	—
Forward premium swap option contracts	—	522,017	—
TBA sale commitments	—	(118,300,551)	—
Interest rate swap contracts	—	(228,800)	—
Total return swap contracts	—	(353,186)	—
Totals by level	$6,091	$(136,429,602)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The accompanying notes are an integral part of these financial statements.

Mortgage Securities Fund 39

Statement of assets and liabilities 3/31/18 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $1,410,466,734)	$1,401,845,720
Affiliated issuers (identified cost $10,000) (Notes 1 and 5)	10,000
Cash	1,138,523
Interest and other receivables	13,175,015
Receivable for shares of the fund sold	272,992
Receivable for investments sold	7,959,289
Receivable for sales of delayed delivery securities (Note 1)	117,743,701
Receivable for variation margin on centrally cleared swap contracts (Note 1)	3,806,311
Unrealized appreciation on forward premium swap option contracts (Note 1)	5,591,727
Unrealized appreciation on OTC swap contracts (Note 1)	399,804
Prepaid assets	52,834
Total assets	1,551,995,916

LIABILITIES
Payable for investments purchased	14,431,072
Payable for purchases of delayed delivery securities (Note 1)	626,515,029
Payable for shares of the fund repurchased	913,313
Payable for compensation of Manager (Note 2)	253,962
Payable for custodian fees (Note 2)	72,938
Payable for investor servicing fees (Note 2)	345,744
Payable for Trustee compensation and expenses (Note 2)	498,288
Payable for administrative services (Note 2)	4,628
Payable for distribution fees (Note 2)	434,097
Payable for variation margin on futures contracts (Note 1)	2,500
Payable for variation margin on centrally cleared swap contracts (Note 1)	3,757,019
Unrealized depreciation on OTC swap contracts (Note 1)	702,294
Unrealized depreciation on forward premium swap option contracts (Note 1)	5,069,710
Written options outstanding, at value (premiums $14,877,222) (Note 1)	18,069,082
TBA sale commitments, at value (proceeds receivable $117,564,492) (Note 1)	118,300,551
Collateral on certain derivative contracts, at value (Notes 1 and 8)	947,391
Other accrued expenses	334,361
Total liabilities	790,651,979

Net assets	$761,343,937

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$883,201,316
Undistributed net investment income (Note 1)	14,788,958
Accumulated net realized loss on investments (Note 1)	(123,988,983)
Net unrealized depreciation of investments	(12,657,354)
Total — Representing net assets applicable to capital shares outstanding	$761,343,937

(Continued on next page)

40 Mortgage Securities Fund

Statement of assets and liabilities cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($593,607,674 divided by 47,073,792 shares)	$12.61
Offering price per class A share (100/96.00 of $12.61)*	$13.14
Net asset value and offering price per class B share ($8,682,015 divided by 692,048 shares)**	$12.55
Net asset value and offering price per class C share ($36,348,840 divided by 2,910,668 shares)**	$12.49
Net asset value and redemption price per class M share ($10,465,098 divided by 825,835 shares)	$12.67
Offering price per class M share (100/96.75 of $12.67)†	$13.10
Net asset value, offering price and redemption price per class R share
($14,790,190 divided by 1,185,196 shares)	$12.48
Net asset value, offering price and redemption price per class Y share
($97,450,120 divided by 7,810,948 shares)	$12.48

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Mortgage Securities Fund 41

Statement of operations Six months ended 3/31/18 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $1,499 from investments in affiliated issuers) (Note 5)	$15,047,640
Total investment income	15,047,640

EXPENSES
Compensation of Manager (Note 2)	1,558,345
Investor servicing fees (Note 2)	704,111
Custodian fees (Note 2)	65,266
Trustee compensation and expenses (Note 2)	986
Distribution fees (Note 2)	1,082,937
Administrative services (Note 2)	13,936
Other	385,684
Fees waived and reimbursed by Manager (Note 2)	(515)
Total expenses	3,810,750

Expense reduction (Note 2)	(2,755)
Net expenses	3,807,995

Net investment income	11,239,645

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(39,728,295)
Futures contracts (Note 1)	309,248
Swap contracts (Note 1)	16,953,708
Written options (Note 1)	22,112,126
Total net realized loss	(353,213)
Change in net unrealized appreciation (depreciation) on:
Securities in unaffiliated issuers and TBA sale commitments	(11,000,928)
Futures contracts	6,091
Swap contracts	(1,067,810)
Written options	(4,391,131)
Total change in net unrealized depreciation	(16,453,778)

Net loss on investments	(16,806,991)

Net decrease in net assets resulting from operations	(5,567,346)

The accompanying notes are an integral part of these financial statements.

42 Mortgage Securities Fund

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 3/31/18*	Year ended 9/30/17
Operations
Net investment income	$11,239,645	$21,968,654
Net realized loss on investments	(353,213)	(11,945,876)
Net unrealized depreciation of investments	(16,453,778)	(5,048,974)
Net increase (decrease) in net assets resulting
from operations	(5,567,346)	4,973,804
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(9,652,755)	(20,995,654)
Class B	(112,835)	(294,762)
Class C	(464,722)	(1,118,224)
Class M	(155,421)	(340,713)
Class R	(237,772)	(542,102)
Class Y	(1,695,263)	(3,308,954)
Decrease from capital share transactions (Note 4)	(50,666,341)	(103,126,572)
Total decrease in net assets	(68,552,455)	(124,753,177)

NET ASSETS
Beginning of period	829,896,392	954,649,569
End of period (including undistributed net investment
income of $14,788,958 and $15,868,081, respectively)	$761,343,937	$829,896,392

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Mortgage Securities Fund 43

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	(%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	turnover (%)
Class A
March 31, 2018**	$12.89	.18	(.26)	(.08)	(.20)	(.20)	$12.61	(.64)*	$593,608	.47*g,h	1.42*g	699*d
September 30, 2017	13.20	.33	(.24)	.09	(.40)	(.40)	12.89	.67	645,996	.89[g]	2.53[g]	1,452[d]
September 30, 2016	13.35	.31	(.09)	.22	(.37)	(.37)	13.20	1.70	746,534	.88[f]	2.31[f]	1,272[d]
September 30, 2015	13.70	.30	(.33)	(.03)	(.32)	(.32)	13.35	(.27)	857,238.85		2.20	1,388[d]
September 30, 2014	13.30	.26	.37	.63	(.23)	(.23)	13.70	4.80	863,612.86		1.95	1,346[d]
September 30, 2013	13.69	.16	(.28)	(.12)	(.27)	(.27)	13.30	(.89)	983,687.87		1.22	1,441[e]
Class B
March 31, 2018**	$12.83	.13	(.26)	(.13)	(.15)	(.15)	$12.55	(1.01)*	$8,682	.83*g,h	1.06*g	699*d
September 30, 2017	13.14	.23	(.24)	(.01)	(.30)	(.30)	12.83	(.07)	10,736	1.62[g]	1.79[g]	1,452[d]
September 30, 2016	13.28	.21	(.07)	.14	(.28)	(.28)	13.14	1.04	14,957	1.61[f]	1.58[f]	1,272[d]
September 30, 2015	13.63	.20	(.33)	(.13)	(.22)	(.22)	13.28	(1.01)	17,272	1.58	1.46	1,388[d]
September 30, 2014	13.23	.17	.36	.53	(.13)	(.13)	13.63	4.05	21,352	1.59	1.23	1,346[d]
September 30, 2013	13.62	.06	(.28)	(.22)	(.17)	(.17)	13.23	(1.64)	27,553	1.60	.48	1,441[e]
Class C
March 31, 2018**	$12.77	.13	(.26)	(.13)	(.15)	(.15)	$12.49	(1.02)*	$36,349	.84*g,h	1.05*g	699*d
September 30, 2017	13.08	.23	(.24)	(.01)	(.30)	(.30)	12.77	(.09)	41,652	1.64[g]	1.77[g]	1,452[d]
September 30, 2016	13.23	.20	(.07)	.13	(.28)	(.28)	13.08	.97	56,947	1.63[f]	1.56[f]	1,272[d]
September 30, 2015	13.58	.20	(.34)	(.14)	(.21)	(.21)	13.23	(1.02)	68,042	1.60	1.45	1,388[d]
September 30, 2014	13.18	.16	.37	.53	(.13)	(.13)	13.58	4.05	73,828	1.61	1.21	1,346[d]
September 30, 2013	13.57	.06	(.28)	(.22)	(.17)	(.17)	13.18	(1.66)	99,052	1.62	.46	1,441[e]
Class M
March 31, 2018**	$12.95	.17	(.27)	(.10)	(.18)	(.18)	$12.67	(.77)*	$10,465	.59*g,h	1.30 *g	699*d
September 30, 2017	13.26	.30	(.25)	.05	(.36)	(.36)	12.95	.41	11,452	1.13[g]	2.29[g]	1,452[d]
September 30, 2016	13.40	.27	(.07)	.20	(.34)	(.34)	13.26	1.49	13,059	1.12[f]	2.07[f]	1,272[d]
September 30, 2015	13.75	.27	(.34)	(.07)	(.28)	(.28)	13.40	(.53)	14,451	1.09	1.95	1,388[d]
September 30, 2014	13.34	.23	.38	.61	(.20)	(.20)	13.75	4.58	16,562	1.10	1.71	1,346[d]
September 30, 2013	13.74	.13	(.30)	(.17)	(.23)	(.23)	13.34	(1.22)	19,102	1.11	.98	1,441[e]
Class R
March 31, 2018**	$12.76	.16	(.26)	(.10)	(.18)	(.18)	$12.48	(.78)*	$14,790	.59*g,h	1.29*g	699*d
September 30, 2017	13.07	.29	(.24)	.05	(.36)	(.36)	12.76	.41	17,599	1.14[g]	2.28[g]	1,452[d]
September 30, 2016	13.21	.27	(.07)	.20	(.34)	(.34)	13.07	1.52	22,317	1.13[f]	2.06[f]	1,272[d]
September 30, 2015	13.56	.26	(.33)	(.07)	(.28)	(.28)	13.21	(.53)	23,513	1.10	1.94	1,388[d]
September 30, 2014	13.16	.23	.37	.60	(.20)	(.20)	13.56	4.57	32,104	1.11	1.68	1,346[d]
September 30, 2013	13.55	.13	(.29)	(.16)	(.23)	(.23)	13.16	(1.17)	33,159	1.12	.98	1,441[e]

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

44 Mortgage Securities Fund	Mortgage Securities Fund 45

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	(%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	turnover (%)
Class Y
March 31, 2018**	$12.76	.20	(.26)	(.06)	(.22)	(.22)	$12.48	(.51)*	$97,450	.34*g,h	1.55*g	699*d
September 30, 2017	13.08	.36	(.25)	.11	(.43)	(.43)	12.76	.89	102,461	.64[g]	2.79[g]	1,452[d]
September 30, 2016	13.22	.34	(.07)	.27	(.41)	(.41)	13.08	2.07	100,836	.63[f]	2.56[f]	1,272[d]
September 30, 2015	13.58	.33	(.34)	(.01)	(.35)	(.35)	13.22	(.08)	100,614.60		2.48	1,388[d]
September 30, 2014	13.19	.29	.37	.66	(.27)	(.27)	13.58	5.04	69,154.61		2.19	1,346[d]
September 30, 2013	13.58	.19	(.28)	(.09)	(.30)	(.30)	13.19	(.63)	54,316.62		1.45	1,441[e]

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
September 30, 2013	1,876%

f Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

g Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund in effect during the period. As a result of such limitations and/or waivers, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

h Includes one-time merger costs of 0.02%.

The accompanying notes are an integral part of these financial statements.

46 Mortgage Securities Fund	Mortgage Securities Fund 47

Notes to financial statements 3/31/18 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from October 1, 2017 through March 31, 2018.

Putnam Mortgage Securities Fund (formerly U.S. Government Income Trust) (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in mortgages, mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). The fund generally uses the net unrealized gain or loss, or market value, of mortgage-related derivatives for purposes of this policy, but may use the notional value of a derivative if that is determined to be a more appropriate measure of the fund’s investment exposure. This policy may be changed only after 60 days’ notice to shareholders.

The fund expects to invest in mortgage-backed investments that are obligations of U.S. government agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., Ginnie Mae mortgage-backed bonds) as well as in mortgage-backed investments that are backed by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae and Freddie Mac mortgage-backed bonds), and that have short- to long-term maturities.

The fund also expects to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, and collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives). Non-agency (i.e., privately issued) securities typically are lower-rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. While the fund’s emphasis will be on mortgage-backed securities, it may also invest to a lesser extent in other types of asset-backed securities.

Putnam Management may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund typically uses to a significant extent derivatives, including interest rate swaps, swaptions, forward delivery contracts, total return swaps, and options on mortgage-backed securities and indices, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers class A, class B, class C, class M, class R and class Y shares. Effective April 19, 2018, the fund will begin offering class R6 shares. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively. Class A shares generally are not subject to a contingent deferred sales charge, and class M, class R and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Prior to April 1, 2018, class C shares did not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

48 Mortgage Securities Fund

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Mortgage Securities Fund 49

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $3,482,312, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to hedge treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

50 Mortgage Securities Fund

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Mortgage Securities Fund 51

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $2,322,759 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,592,416 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending

52 Mortgage Securities Fund

transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At September 30, 2017, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$83,930,652	$23,083,573	$107,014,225

The aggregate identified cost on a tax basis is $1,296,389,111, resulting in gross unrealized appreciation and depreciation of $20,466,354 and $51,423,258, respectively, or net unrealized depreciation of $30,956,904.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,	0.350%	of the next $50 billion,
0.500%	of the next $5 billion,	0.330%	of the next $50 billion,
0.450%	of the next $10 billion,	0.320%	of the next $100 billion and
0.400%	of the next $10 billion,	0.315%	of any excess thereafter.

Mortgage Securities Fund 53

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.196% of the fund’s average net assets.

Putnam Management has contractually agreed, through January 30, 2019, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective April 23, 2018, Putnam Management has contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through April 20, 2019, to the extent that the total expenses of the fund (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investor servicing fees, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.32% of the fund’s average net assets.

The fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. For the reporting period, management fees paid were reduced by $515 relating to the fund’s investment in Putnam Government Money Market Fund.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$549,485	Class R	14,651
Class B	8,424	Class Y	87,513
Class C	34,322	Total	$704,111
Class M	9,716

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $2,755 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $603, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

54 Mortgage Securities Fund

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$774,771
Class B	1.00%	*	46,445
Class C	1.00%	1.00%	193,599
Class M	1.00%	†	26,775
Class R	1.00%	0.50%	41,347
Total			$1,082,937

* Equals the weighted average of (i) 0.85% of the net assets of Putnam Limited Duration Government Income Fund attributable to class B shares existing on November 9, 2007; and (ii) 1.00% of all other net assets of Putnam Mortgage Securities Fund attributable to class B shares.

† Equals the weighted average of (i) 0.40% of the net assets of Putnam Limited Duration Government Income Fund attributable to class M shares existing on November 9, 2007; and (ii) 0.50% of all other net assets of Putnam Mortgage Securities Fund attributable to class M shares.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $6,675 and $41 from the sale of class A and class M shares, respectively, and received $732 and $1,489 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $34 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$8,817,261,645	$8,880,011,527
U.S. government securities (Long-term)	—	—
Total	$8,817,261,645	$8,880,011,527

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Mortgage Securities Fund 55

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	SIX MONTHS ENDED 3/31/18		YEAR ENDED 9/30/17
Class A	Shares	Amount	Shares	Amount
Shares sold	1,673,813	$21,323,185	5,295,869	$68,914,529
Shares issued in connection with
reinvestment of distributions	642,741	8,186,165	1,375,658	17,854,551
	2,316,554	29,509,350	6,671,527	86,769,080
Shares repurchased	(5,342,911)	(67,975,386)	(13,112,732)	(170,415,461)
Net decrease	(3,026,357)	$(38,466,036)	(6,441,205)	$(83,646,381)

	SIX MONTHS ENDED 3/31/18		YEAR ENDED 9/30/17
Class B	Shares	Amount	Shares	Amount
Shares sold	5,925	$75,613	37,993	$492,215
Shares issued in connection with
reinvestment of distributions	8,413	106,669	21,517	277,997
	14,338	182,282	59,510	770,212
Shares repurchased	(159,174)	(2,023,453)	(361,271)	(4,671,407)
Net decrease	(144,836)	$(1,841,171)	(301,761)	$(3,901,195)

	SIX MONTHS ENDED 3/31/18		YEAR ENDED 9/30/17
Class C	Shares	Amount	Shares	Amount
Shares sold	106,706	$1,349,856	238,702	$3,074,903
Shares issued in connection with
reinvestment of distributions	32,133	405,496	73,459	944,931
	138,839	1,755,352	312,161	4,019,834
Shares repurchased	(489,487)	(6,179,341)	(1,404,851)	(18,079,617)
Net decrease	(350,648)	$(4,423,989)	(1,092,690)	$(14,059,783)

	SIX MONTHS ENDED 3/31/18		YEAR ENDED 9/30/17
Class M	Shares	Amount	Shares	Amount
Shares sold	4,348	$55,162	12,653	$166,981
Shares issued in connection with
reinvestment of distributions	4,827	61,805	10,718	139,748
	9,175	116,967	23,371	306,729
Shares repurchased	(67,359)	(859,590)	(124,101)	(1,618,639)
Net decrease	(58,184)	$(742,623)	(100,730)	$(1,311,910)

	SIX MONTHS ENDED 3/31/18		YEAR ENDED 9/30/17
Class R	Shares	Amount	Shares	Amount
Shares sold	171,774	$2,167,612	504,750	$6,485,311
Shares issued in connection with
reinvestment of distributions	13,414	169,162	30,353	389,967
	185,188	2,336,774	535,103	6,875,278
Shares repurchased	(379,152)	(4,769,329)	(863,743)	(11,114,026)
Net decrease	(193,964)	$(2,432,555)	(328,640)	$(4,238,748)

56 Mortgage Securities Fund

	SIX MONTHS ENDED 3/31/18		YEAR ENDED 9/30/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,259,706	$15,844,289	3,515,762	$45,217,141
Shares issued in connection with
reinvestment of distributions	106,644	1,343,980	212,621	2,731,470
	1,366,350	17,188,269	3,728,383	47,948,611
Shares repurchased	(1,584,271)	(19,948,236)	(3,411,292)	(43,917,166)
Net increase (decrease)	(217,921)	$(2,759,967)	317,091	$4,031,445

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/17	cost	proceeds	income	of 3/31/18
Short-term investments
Putnam Government
Money Market Fund*	$768,050	$10,000	$768,050	$1,499	$10,000
Total Short-term
investments	$768,050	$10,000	$768,050	$1,499	$10,000

* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund (Note 2). There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$473,100,000
Purchased swap option contracts (contract amount)	$4,643,300,000
Written TBA commitment option contracts (contract amount)	$649,100,000
Written swap option contracts (contract amount)	$4,093,200,000
Futures contracts (number of contracts)	30
Centrally cleared interest rate swap contracts (notional)	$1,028,800,000
OTC total return swap contracts (notional)	$179,600,000
Centrally cleared total return swap contracts (notional)	$22,000,000

Mortgage Securities Fund 57

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	$23,157,427*	Unrealized depreciation	$24,817,175*
Total		$23,157,427		$24,817,175

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not
accounted for as
hedging instruments
under ASC 815	Options	Futures	Swaps	Total
Interest rate contracts	$(5,784,932)	$309,248	$16,953,708	$11,478,024
Total	$(5,784,932)	$309,248	$16,953,708	$11,478,024

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not
accounted for as
hedging instruments
under ASC 815	Options	Futures	Swaps	Total
Interest rate contracts	$(2,327,911)	$6,091	$(1,067,810)	$(3,389,630)
Total	$(2,327,911)	$6,091	$(1,067,810)	$(3,389,630)

58 Mortgage Securities Fund

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Mortgage Securities Fund 59

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	Wells Fargo Bank, N.A.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$3,802,786	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$3,802,786
OTC Total return
swap contracts*#	—	271,361	—	32	17,431	833	63,991	—	3,202	42,954	—	—	—	399,804
Centrally cleared total return
swap contracts§	—	—	3,525	—	—	—	—	—	—	—	—	—	—	3,525
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Forward premium swap
option contracts #	2,331,924	312,302	—	846,742	—	—	429,233	—	1,570,912	—	—	100,614	—	5,591,727
Purchased swap options **#	3,977,909	99,424	—	1,555,533	—	—	1,290,860	—	5,130,071	—	—	1,231,350	125,894	13,411,041
Purchased options **#	—	—	—	—	—	—	—	—	3,052,171	—	—	—	—	3,052,171
Repurchase agreements **	—	—	—	—	—	—	—	3,414,000	—	—	—	—	—	3,414,000
Total Assets	$6,309,833	$683,087	$3,806,311	$2,402,307	$17,431	$833	$1,784,084	$3,414,000	$9,756,356	$42,954	$—	$1,331,964	$125,894	$29,675,054
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	3,756,334	—	—	—	—	—	—	—	—	—	—	3,756,334
OTC Total return
swap contracts*#	7,707	487,075	—	—	60,040	245	133,568	—	1,641	12,018	—	—	—	702,294
Centrally cleared total return
swap contracts§	—	—	685	—	—	—	—	—	—	—	—	—	—	685
Futures contracts§	—	—	—	—	—	—	—	—	—	—	2,500	—	—	2,500
Forward premium swap
option contracts #	1,950,146	569,579	—	707,172	—	—	552,277	—	1,181,902	—	—	108,634	—	5,069,710
Written swap options #	3,569,108	402,750	—	2,563,091	—	—	1,303,078	—	5,252,351	—	—	1,631,574	3,874	14,725,826
Written options #	—	—	—	—	—	—	—	—	3,343,256	—	—	—	—	3,343,256
Reverse repurchase
agreements	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total Liabilities	$5,526,961	$1,459,404	$3,757,019	$3,270,263	$60,040	$245	$1,988,923	$—	$9,779,150	$12,018	$2,500	$1,740,208	$3,874	$27,600,605
Total Financial and
Derivative Net Assets	$782,872	$(776,317)	$49,292	$(867,956)	$(42,609)	$588	$(204,839)	$3,414,000	$(22,794)	$30,936	$(2,500)	$(408,244)	$122,020	$2,074,449
Total collateral received
(pledged)†##	$723,910	$(776,317)	$—	$(867,956)	$—	$—	$(204,839)	$3,414,000	$110,000	$—	$—	$(408,244)	$113,481
Net amount	$58,962	$—	$49,292	$—	$(42,609)	$588	$—	$—	$(132,794)	$30,936	$(2,500)	$—	$8,539
Controlled collateral
received (including
TBA commitments)**	$723,910	$—	$—	$—	$—	$—	$—	$—	$110,000	$—	$—	$—	$113,481	$947,391

60 Mortgage Securities Fund	Mortgage Securities Fund 61

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	Wells Fargo Bank, N.A.	Total
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$3,482,312	$—	$—	$—	$—	$—	$3,482,312
Collateral (pledged) (including
TBA commitments)**	$—	$(795,954)	$—	$(1,012,604)	$—	$—	$(322,704)	$—	$—	$—	$—	$(461,154)	$—	$(2,592,416)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $54,780 and $10,329,933, respectively.

Note 9: New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date.  The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

62 Mortgage Securities Fund	Mortgage Securities Fund 63

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Value
Capital Opportunities Fund	Convertible Securities Fund
Capital Spectrum Fund	Equity Income Fund
Emerging Markets Equity Fund	International Value Fund
Equity Spectrum Fund	Small Cap Value Fund
Europe Equity Fund
Global Equity Fund	Income
International Capital Opportunities Fund	Diversified Income Trust
International Equity Fund	Emerging Markets Income Fund
Investors Fund	Floating Rate Income Fund
Low Volatility Equity Fund	Global Income Trust
Multi-Cap Core Fund	Government Money Market Fund*
Research Fund	High Yield Fund
Income Fund
Global Sector	Money Market Fund†
Global Consumer Fund	Mortgage Securities Fund
Global Financials Fund	Short Duration Income Fund
Global Health Care Fund
Global Industrials Fund	Tax-free Income
Global Natural Resources Fund	AMT-Free Municipal Fund
Global Sector Fund	Intermediate-Term Municipal Income Fund
Global Technology Fund	Short-Term Municipal Income Fund
Global Telecommunications Fund	Tax Exempt Income Fund
Global Utilities Fund	Tax-Free High Yield Fund

Growth	State tax-free income funds‡ :
Growth Opportunities Fund	California, Massachusetts, Minnesota,
International Growth Fund	New Jersey, New York, Ohio, and Pennsylvania.
Small Cap Growth Fund
Sustainable Future Fund
Sustainable Leaders Fund

64 Mortgage Securities Fund

Absolute Return	Asset Allocation
Absolute Return 100 Fund®	Dynamic Risk Allocation Fund
Fixed Income Absolute Return Fund	George Putnam Balanced Fund
Multi-Asset Absolute Return Fund
Dynamic Asset Allocation Balanced Fund
Putnam PanAgora**	Dynamic Asset Allocation Conservative Fund
Putnam PanAgora Managed Futures Strategy	Dynamic Asset Allocation Growth Fund
Putnam PanAgora Market Neutral Fund
Putnam PanAgora Risk Parity Fund	Retirement Income Fund Lifestyle 1

RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund
RetirementReady® 2020 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

** Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Mortgage Securities Fund 65

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

66 Mortgage Securities Fund

Putnam’s commitment to confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Within the Putnam organization, your information is shared with those who need it to service your account or provide you with information about other Putnam products or services. Under certain circumstances, we must also share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. It is also our policy to share account information with your financial advisor, if you've provided us with information about your advisor and that person is listed on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:00 a.m. to 8:00 p.m. Eastern Time.

Mortgage Securities Fund 67

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Jameson A. Baxter, Chair	Vice President, Treasurer,
Management, LLC	Kenneth R. Leibler, Vice Chair	and Clerk
One Post Office Square	Liaquat Ahamed
Boston, MA 02109	Ravi Akhoury	Janet C. Smith
	Barbara M. Baumann	Vice President,
Investment Sub-Advisor	Katinka Domotorffy	Principal Financial Officer,
Putnam Investments Limited	Catharine Bond Hill	Principal Accounting Officer,
16 St James’s Street	Paul L. Joskow	and Assistant Treasurer
London, England SW1A 1ER	Robert E. Patterson
	George Putnam, III	Susan G. Malloy
Marketing Services	Robert L. Reynolds	Vice President and
Putnam Retail Management	Manoj P. Singh	Assistant Treasurer
One Post Office Square
Boston, MA 02109	Officers	Mark C. Trenchard
	Robert L. Reynolds	Vice President and
Custodian	President	BSA Compliance Officer
State Street Bank
and Trust Company	Jonathan S. Horwitz	Nancy E. Florek
	Executive Vice President,	Vice President, Director of
Legal Counsel	Principal Executive Officer,	Proxy Voting and Corporate
Ropes & Gray LLP	and Compliance Liaison	Governance, Assistant Clerk,
and Assistant Treasurer
Robert T. Burns
	Vice President and	Denere P. Poulack
	Chief Legal Officer	Assistant Vice President, Assistant
Clerk, and Assistant Treasurer
James F. Clark
Vice President and
Chief Compliance Officer

68 Mortgage Securities Fund

This report is for the information of shareholders of Putnam Mortgage Securities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam
INVESTMENTS

One Post Office Square
Boston, MA 02109

1-800-225-1581
putnam.com

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Go paperless: Log on to putnam.com or scan this code to update your mailing options.

SA038 310719 5/18

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Mortgage Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: May 29, 2018